CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - GBP (£)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	£ 1,152,000	£ 542,000	£ 2,154,000
Intangible assets			12,379,000
Other receivables due in greater than one year			2,625,000
Total Non-Current Assets	1,152,000	542,000	17,158,000
Current assets
Trade and other receivables	1,034,000	572,000	992,000
Taxation	670,000	1,157,000	1,817,000
Cash and cash equivalents	10,057,000	7,546,000	10,928,000
Total Current Assets	11,761,000	9,275,000	13,737,000
Total assets	12,913,000	9,817,000	30,895,000
Non-current liabilities
Borrowings	620,000	60,000	5,670,000
Provisions		50,000
Total Non-Current Liabilities	620,000	110,000	5,670,000
Current liabilities
Trade and other payables	1,092,000	1,230,000	4,494,000
Borrowings	146,000	200,000	412,000
Provisions	50,000		97,000
Derivative financial liability	553,000	1,559,000	664,000
Total current Liabilities	1,841,000	2,989,000	5,667,000
Total liabilities	2,461,000	3,099,000	11,337,000
Issued capital and reserves attributable to owners of the parent
Share capital	1,098,000	1,063,000	1,023,000
Share premium	83,434,000	74,364,000	65,879,000
Merger reserve	53,003,000	53,003,000	53,003,000
Warrant reserve	720,000	720,000
Foreign exchange reserve			(508,000)
Accumulated deficit	(127,803,000)	(122,432,000)	(99,839,000)
Total equity	10,452,000	6,718,000	19,558,000
Total equity and liabilities	£ 12,913,000	£ 9,817,000	£ 30,895,000